Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Feb. 29, 2016
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive loss are as follows:

	As at
	February 29, 2016	February 28, 2015	March 1, 2014
Accumulated net unrealized gains on available-for-sale investments	$3	$3	$1
Accumulated net unrealized losses on derivative instruments designated as cash flow hedges, net of tax	(1)	(26)	(9)
Foreign currency cumulative translation adjustment	(10)	—	—
Accumulated other comprehensive loss	$(8)	$(23)	$(8)

Reclassification out of Accumulated Other Comprehensive Income
The effects on net income of amounts reclassified from AOCI into income by component for the year ended February 29, 2016 were as follows:

Location of loss reclassified from AOCI into income	Gains and Losses on Cash Flow Hedges	Gains and Losses on Available-for-Sale Securities	Total
Selling, marketing and administration	$(30)	$—	$(30)
Investment income	—	1	1
Recovery of income taxes	2	—	2
Total amount reclassified into income, net of tax	$(28)	$1	$(27)